PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
4.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Useful Life	September 30, 2021	December 31, 2020
Machinery and equipment	5 – 10 years	$59,199	$57,360
Furniture and fixtures	3 – 5 years	955	955
Computer equipment	3 – 5 years	925	908
Leasehold improvements	Shorter of lease term
	or estimated useful life	11,075	10,875
Vehicles	5 years	264	264
Software	1 – 3 years	1,506	1,186
Construction in progress		2,043	519
Total		75,966	72,066
Less: Accumulated depreciation		52,019	44,207
		$23,947	$27,859

Depreciation expense on property and equipment was $7,812 and $7,332 for the nine months ended September 30, 2021 and 2020, respectively.

5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

		December 31,
	Useful Life	2020	2019
Machinery and equipment	5 – 10 years	$57,360	$48,722
Furniture and fixtures	3 – 5 years	955	955
Computer equipment	3 – 5 years	908	885
	Shorter of lease term
Leasehold improvements	or estimated useful life	10,875	10,757
Vehicles	5 years	264	264
Software	1 – 3 years	1,186	841
Construction in progress		519	2,141
Total		72,066	64,565
Less: Accumulated depreciation		44,207	34,291
		$27,859	$30,274

Depreciation expense for the years ended December 31, 2020, 2019, and 2018, was $9,916, $8,606, and $7,605, respectively.